STOCKHOLDERS EQUITY (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of option shares vested		296,488
Weighted average exercise price vested		$ 6.80
Aggregate intrinsic value vested		$ 190
Weighted average remaining contractual life vested		7 years 4 months 24 days
Number of option shares vested and expected to vest		655,451
Weighted average exercise price vested and expected to vest		$ 4.13
Aggregate intrinsic value vested and expected to vest		$ 190
Weighted average remaining contractual life vested and expected to vest		7 years 3 months 18 days
Warrants,Weighted average exercise price beginning	$ 1.45	$ 1.29
Warrants, weighted average exercise price, ending | $ / shares	$ 0.0001	1.45
Grant under 2022 Plan
Number of shares, Options granted	571,250
Number of option shares, ending balance	571,250
Warrants,Weighted average exercise price beginning	$ 0
Weighted average exercise price, option granted	0.62
Warrants, weighted average exercise price, ending | $ / shares	$ 0.62	$ 0